Property, plant and equipment and right-of-use assets - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets		$ 369.9	$ 699.1	[1]
Number of towers converted from right-of-use assets to property, plant and equipment	1,562
Number of tower related land assets converted from right-of-use assets to property, plant and equipment	187
Gains (losses) recognised on reclassification from right of use assets to property, plant and equipment	$ 3.8
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized		0.0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets		$ 6.5	$ 0.8

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)